Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

Note 10 — SHARE-BASED COMPENSATION

In February 2025, we adopted the 2025 Share Incentive Plan, or the 2025 Plan, for the purpose of granting share-based compensation awards to selected directors, employees and other eligible persons to incentivize their performance and align their interests with the Group. The maximum aggregate number of Class A ordinary shares which may be issued pursuant to all awards under the 2025 Plan is 3,317,204.

On November 28, 2025, the Group entered service agreements with three suppliers to obtain specified consultancy and professional services to improve the Group’s marketing, administrative and research and development capabilities. In exchange for service acquired, the Group granted American depositary shares, or ADS to the suppliers. The agreements only contain service conditions and the grantees are generally subject to a vesting schedule of one year, under which the grantee earns an entitlement to vest a certain percentage of ADSs granted at the end of each phase of completed service. The share-based agreements signed with the suppliers contained forfeiture policy and the granted ADS becomes fully vested and nonforfeitable only after the suppliers provide the corresponding service.

On November 28, 2025, the grant date, the fair value of one ADS was US$4.32 (equivalently to US$25.92 per share) which was closing market price of NASDAQ. As of December 31, 2024, no ADSs were granted. As of December 31, 2025, the Group granted a total of 15,000,000 ADSs (equivalently to 2,500,000 Class A ordinary shares). The total fair value of the ADSs granted was RMB453,152,880 (US$64,800,000) as of grant date.

A summary of the Group’s ADS activity under the plans for the years ended December 31, 2024 and 2025 is presented as follows:

	Number of shares	Weighted Average Grant-date fair value US$	Weighted Average Remaining terms (Years)	Grant-date fair value of ADS
				RMB	US$
Outstanding as of January 1, 2024, December 31, 2024 and January 1, 2025	—	—	—	—	—
Granted	2,500,000	25.92		453,152,880	64,800,000
Vested	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding as of December 31, 2025	2,500,000	25.92	0.96	453,152,880	64,800,000

The unrecognized based-based compensation expense for ADSs granted to service suppliers, maybe adjusted for actual forfeitures occurring in the future, were nil which are expected to be recognized over a weighted-average period of nil and 0.96 years as of December 31, 2024 and 2025, respectively. The unrecognized employee based-based compensation expense for ADSs granted, maybe adjusted for actual forfeitures occurring in the future, were nil and RMB437,081,058 (US$62,501,760) which are expected to be recognized over the period of service provided as of December 31, 2024 and 2025, respectively.

The allocation of total share base payments expenses for service suppliers was set forth as follows:

	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
Service suppliers:
Selling and marketing expenses	—	8,026,612	1,147,790
General and administrative expenses	—	8,397,071	1,200,765
Total share compensation for service suppliers:	—	16,423,683	2,348,555